Document and Entity Information	Nov. 07, 2023
Document Type	8-K
Document Period End Date	Nov. 07, 2023
Entity File Number	001-38003
Entity Registrant Name	Ramaco Resources, Inc.
Entity Tax Identification Number	38-4018838
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	250 West Main Street
Entity Address, Adress Line Two	Suite 1900
Entity Address, City or Town	Lexington
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40507
City Area Code	859
Local Phone Number	244-7455
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001687187
Amendment Flag	false
Class A Common Stock
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	METC
Security Exchange Name	NASDAQ
Class B Common Stock
Title of 12(b) Security	Class B Common Stock, $0.01 par value
Trading Symbol	METCB
Security Exchange Name	NASDAQ
9.00% Senior Notes due 2026
Title of 12(b) Security	9.00% Senior Notes due 2026
Trading Symbol	METCL
Security Exchange Name	NASDAQ